Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.54%
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	16.26%	5.85%	9.82%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent	9.89%	4.45%	8.95%
INVESTOR A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.06%	2.49%	7.37%
INVESTOR A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	3.21%	6.99%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	4.78%	8.89%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.56%	5.20%	9.16%